Fair Value Measurements (Funds and Benefits Payable) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Other policyholder funds and benefits payable [Member]
Roll Forward of Financial Instruments (Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Beginning Balance	$ (2,618)		$ (1,653)
Total realized/unrealized gains (losses) included in net income	1,469	[1],[2],[3]	(805)	[1],[2],[3]
Total realized/unrealized gains (losses) included in OCI				[4]
Settlements	(155)		(160)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Ending Balance	(1,304)		(2,618)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31	1,469	[3],[5]	(805)	[3],[5]
Other policyholder funds and benefits payable [Member] | U.S. [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Roll Forward of Financial Instruments (Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Beginning Balance	(2,538)		(1,611)
Total realized/unrealized gains (losses) included in net income	1,430	[1],[2],[3]	(780)	[1],[2],[3]
Total realized/unrealized gains (losses) included in OCI				[4]
Settlements	(141)		(147)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Ending Balance	(1,249)		(2,538)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31	1,430	[3],[5]	(780)	[3],[5]
Other policyholder funds and benefits payable [Member] | International [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Roll Forward of Financial Instruments (Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Beginning Balance	(66)		(36)
Total realized/unrealized gains (losses) included in net income	26	[1],[2],[3]	(21)	[1],[2],[3]
Total realized/unrealized gains (losses) included in OCI				[4]
Settlements	(10)		(9)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Ending Balance	(50)		(66)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31	26	[3],[5]	(21)	[3],[5]
Other policyholder funds and benefits payable [Member] | International [Member] | Other Living Benefits [Member]
Roll Forward of Financial Instruments (Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Beginning Balance	(5)		3
Total realized/unrealized gains (losses) included in net income	11	[1],[2],[3]	(4)	[1],[2],[3]
Total realized/unrealized gains (losses) included in OCI				[4]
Settlements	(4)		(4)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Ending Balance	2		(5)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31	11	[3],[5]	(4)	[3],[5]
Other Liabilities [Member]
Roll Forward of Financial Instruments (Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Beginning Balance	(9)		(37)
Total realized/unrealized gains (losses) included in net income	(34)	[1],[2],[3]	28	[1],[2],[3]
Total realized/unrealized gains (losses) included in OCI				[4]
Settlements	43
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Ending Balance			(9)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31		[3],[5]	28	[3],[5]
Consumer Notes [Member]
Roll Forward of Financial Instruments (Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Beginning Balance	(4)		(5)
Total realized/unrealized gains (losses) included in net income	2	[1],[2],[3]	1	[1],[2],[3]
Total realized/unrealized gains (losses) included in OCI				[4]
Settlements
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Ending Balance	(2)		(4)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31	2	[3],[5]	1	[3],[5]
Equity linked notes [Member] | Other policyholder funds and benefits payable [Member]
Roll Forward of Financial Instruments (Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Beginning Balance	(9)		(9)
Total realized/unrealized gains (losses) included in net income	2	[1],[2],[3]		[1],[2],[3]
Total realized/unrealized gains (losses) included in OCI				[4]
Settlements
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Ending Balance	(7)		(9)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31	$ 2	[3],[5]		[3],[5]

[1]	The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[2]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).
[3]	All amounts in these rows are reported in net realized capital gains/losses. The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization DAC.
[4]	All amounts are before income taxes and amortization of DAC.
[5]	Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.